                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

                                 January 9, 2007

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

                  Re:      Voyageur Mutual Funds (the "Trust")
                           File Nos. 033-63238 and 811-07742
                           Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as certification that with respect to Delaware National High-Yield
Municipal  Bond Fund only,  the forms of Prospectus  and Statement of Additional
Information that would have been filed under paragraph (c) of Rule 497 would not have  differed  from  those  filed  in  Post-Effective  Amendment  No.  32  (the
"Amendment")  to  the  Trust's  Registration   Statement  on  Form  N-1A,  which
incorporated  by reference  into the Amendment the  Prospectus  and Statement of
Additional Information that was filed in Post-Effective  Amendment No. 34 to the
Registration  Statement on Form N-1A of Delaware  Group  Tax-Free Fund (File No.
002-86606) on January 3, 2007.  The Amendment was filed with the  Securities and
Exchange Commission electronically on January 3, 2007.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8128 or Jonathan M. Kopcsik at (215) 564-8099.

                                                     Very truly yours,

                                                     /s/ Emilia P. Wang
                                                     Emilia P. Wang, Esquire

cc:      David F. Connor, Esquire
         Bruce G. Leto, Esquire
         Michael D. Mabry, Esquire